CORPORATE INFORMATION	12 Months Ended
Mar. 31, 2022
Corporate Information and Statement of IFRS Compliance [Abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Cybin Inc. (“Cybin”), was incorporated under the Business Corporations Act (British Columbia) on October 13, 2016. These consolidated financial statements include the accounts of Cybin’s six subsidiaries (together, with Cybin, the “Company”): Cybin Corp., Natures Journey Inc. (“Journey”), Serenity Life Sciences Inc. (“Serenity”), Cybin US Holdings Inc. (“Cybin US”), Adelia Therapeutics Inc. (“Adelia”) and Cybin IRL Limited. Cybin’s head office, principal address and registered address and records office is 100 King Street West, Suite 5600, Toronto, Ontario M5X 1C9.
The Company is a biotechnology company focused on progressing psychedelic therapeutics. The Company is structuring and supporting clinical studies in North America and other regions, through strategic academic and institutional partnerships and plans to launch psilocybin-based products in jurisdictions where the substance is not banned.
These consolidated financial statements as at, and for the year ended, March 31, 2022 were approved and authorized for issue by the board of directors on June 20, 2022.
COVID 19
In March 2020, the outbreak of the novel strain of coronavirus, specifically identified as “COVID-19”, resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.
The Company is not currently aware of any changes in laws, regulations or guidelines, including tax and accounting requirements, arising from COVID-19 which would be reasonably anticipated to materially affect the Company’s business.
Reverse takeover
On November 5, 2020, Cybin completed a reverse takeover transaction (the “Reverse Takeover”) pursuant to the terms of an amalgamation agreement dated June 26, 2020, as amended on October 21, 2020, among Cybin, Cybin Corp. and 2762898 Ontario Inc. (“SubCo”), a wholly-owned subsidiary of a listed company Clarmin Explorations Inc. (“Clarmin”). The Reverse Takeover was completed by way of a “three-cornered” amalgamation pursuant to the provisions of the Business Corporations Act (Ontario) whereby Cybin Corp. amalgamated with SubCo to form an amalgamated corporation and a wholly owned subsidiary of Cybin. Effective November 5, 2020, Cybin completed a common share consolidation on the basis of 6.672 old common shares into one new common share of the Company (a “Common Share”). Any relevant shares and per share amounts in these consolidated financial statements have been restated to reflect the share consolidation retrospectively.
In accordance with IFRS 3, Business Combinations, the substance of the reverse takeover is a takeover of a nonoperating company. The transaction does not constitute a business combination as Clarmin did not meet the definition of a business under IFRS 3. As a result, the transaction was accounted for as a capital transaction with Cybin being identified as the acquirer and the equity consideration being measured at fair value. The resulting consolidated statement financial statements are presented as a continuation of Cybin Corp.
Stock exchange listing
Cybin’s Common Shares are listed for trading on the Neo Exchange Inc., and NYSE American LLC under the symbol “CYBN” and are quoted on the Frankfurt Stock Exchange under the symbol “R7E1”.
Acquisition
On December 14, 2020, the Company completed its acquisition of Adelia by issuing class B common shares of Cybin US (“Class B Shares”) that are exchangeable into Common Shares (the “Adelia Transaction”) (see note 4). The Class B Shares were issued in place of Common Shares to permit the deferral of US tax by the former shareholders of Adelia (the “Former Adelia Shareholders”). These consolidated financial statements reflect the Class B Shares as if they have already been exchanged for Common Shares.
Going Concern
These consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. At present, the Company’s operations do not generate cash flow. The Company has incurred losses since inception and had an accumulated deficit of $100,661 as at March 31, 2022 (March 31, 2021 - $33,030). As at March 31, 2022, the Company had a cash balance of $53,641 (2021 - $64,026) and working capital of $50,447 (2021 - $61,584). In order to continue as a going concern and meet its corporate objectives, the Company is dependent on its ability to obtain additional financing. Although the Company has been successful in the past in obtaining financing, there is no assurance that the Company will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company.
These consolidated financial statements do not reflect the adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue as a going concern and therefore were required to realize its assets and liquidate its liabilities and commitments in the normal course of business operations and at amounts different from those in the accompanying consolidated financial statements.